Defined Asset Funds(sm)
As of March 31, 1999

Defined Performance

[ML Logo] Merrill Lynch

Defined Asset FundsSM is committed to providing our investors with what we believe are some of today's most attractive financial opportunities, within the convenient structure of a Unit Investment Trust (UIT).

We offer a full range of equity and fixed-income investments including research-based and quantitative strategies. Our research-based funds are developed by an experienced team of buyers and analysts who investigate securities around the globe to uncover promising investment opportunities. Our quantitative portfolios are developed by professional analysts who work diligently to provide our clients with investment strategies that have demonstrated past performance for future potential. And our Portfolio Consultants can provide valuable insights from Wall Street, and beyond.

The following pages provide detailed information on our family of funds including fund performance.

If you have any questions or would like additional information on any Defined Asset Fund and how they could help to meet your investment goals, please contact your Merrill Lynch Financial Consultant.

The Defined Asset Funds Advantage

Ongoing Supervision

While our funds are not actively managed, the portfolios are reviewed regularly by our research analysts and a security may be sold in the event of significant adverse developments.

Reinvestment Option

Most equity funds offer a reinvestment option that lets you reinvest distributions into additional units of the fund, at a reduced sales charge. By reinvesting, you can increase your holdings and compound your return.

Low Expenses

Although units are subject to sales charges, annual operating expenses are low. What's more, sales charge discounts are generally available on larger purchases.

Liquidity

You can redeem your investment at any time at a price based on the fund's then-current net asset value, which may be more or less than your original cost.

Exchange Option

You may also choose to exchange your holdings for certain other Defined Asset Funds at a reduced sales charge.

Convenience

No need for multiple security purchases. Defined Asset Funds offer diversification among various securities, with one easy price to track.

Table of Contents

Levels of Risk Tolerance..........................................2
Portfolio Definitions.............................................3
Portfolio Offerings...............................................4

Equity Performance
Select Series.....................................................6
Domestic, International and Sector................................7

Fixed-Income Performance
Municipal, State and Corporate Funds..............................8


OUR FAMILY OF DEFINED PORTFOLIOS

Defined Asset Funds(sm)
Buy With Knowledge. Hold With Confidence

Portfolios to fit various levels of risk tolerance.

[A chart in pyramid form, divided into five sections. The degree of risk is lower at the base and increases section by section to higher risk as one moves in the direction of and to the top of the pyramid.]

Lower Risk                                                                                                              Higher Risk
-----------------------------------------------------------------------------------------------------------------------------------
o  Corporate Income         o  Real Estate Income      o  Western Premier         o  Tele-Global Trust       o  Financial Portfolio
   Funds                       Fund                    o  Select Large-Cap        o  Select Ten United       o  Technology
o  Laddered Treasury        o  Utility Portfolio          Growth                     Kingdom                    PortfolioSM
   Trusts                   o  Baby Boom Economy       o  Select Principled       o  Year-Ahead              o  Biotechnology
o  Municipal Investment        (Accumulating              ValuesSM                   International              Portfolio
   Trusts/Defined              Assets)                 o  Select Standard &       o  Select S&P Intrinsic    o  Health Care Trust
   Municipal Funds          o  Baby Boom Economy          Poor's Industrial+         Value+                     (Pharmaceutical &
o  United States               (Adding Income)         o  Premier American        o  Premier World              Biotechnology
   Treasury Strategy        o  Cohen & Steers          o  Select Ten (DJIA)*      o  Standard & Poor's          Portfolio)
   Trust                       Realty MajorsSM                                       MidCap Trust+           o  Select Growth
o  GNMA Series              o  S&P 500 Trust+                                     o  Baby Boom Economy          Portfolio
                                                                                     (Adding Growth)
                                                                                  o  European Monetary
                                                                                     Union
                                                                                  o  Year-Ahead Domestic
                                                                                  o  Select Standard &
                                                                                     Poor's Industry
                                                                                     Turnaround
-----------------------------------------------------------------------------------------------------------------------------------

This chart is for illustrative purposes to be used as a general guide. Please consult your Financial Consultant who can make recommendations for your personal investment goals.

DOMESTIC EQUITIES

Baby Boom Economy PortfoliosSM
Three defined portfolios with growth potential, income potential and asset allocation within "Boomer-Driven" economic trends.

Low Five Portfolio
For growth potential with principal protection. Features call options representing five Dow Jones Industrial Average* stocks.

Premier American Portfolio
A diversified Portfolio of American blue chip companies.

Principled Values Portfolio
Invests in companies with socially responsible policies and a positive diversity record.

Select Growth Portfolio
Holds ten growth stocks selected by O'Shaughnessy Capital Management's proprietary screening process.

Select Large-Cap Growth Portfolio
Seeks to achieve capital appreciation by applying a quantitative selection model to the Russell 1000 Growth Index.

Select S&P Industrial Portfolio
Follows a contrarian strategy by selecting 15 large cap stocks ranked A or better by S&P+ from the Industrial Index with high dividend yields.

Select Standard & Poor's Industry Turnaround Portfolio
Promising stocks selected by Standard & Poor's+ from out of favor industries, potentially ready for a comeback.

Select Standard & Poor's Intrinsic Value Portfolio
Invests in stocks selected by a Standard & Poor's+ model for their strong capital appreciation potential.

Select Ten Portfolio (DJIA)
Holds the ten highest dividend-yielding stocks of the DJIA.

S&P 500 Trust and S&P MidCap Trust+
Replicates composition and weighting of S&P 500 and S&P MidCap indices.

Western Premier Portfolio
Stocks of highly capitalized companies headquartered in the western U.S. chosen for their growth potential.

Year-Ahead Domestic Portfolio
Companies selected for growth potential by Merrill Lynch Global Research.

INTERNATIONAL EQUITIES

European Monetary Union Portfolio
Attractive stocks from European Monetary Union countries that may benefit from economic union.

Premier World Portfolio
Diversified portfolio of large cap non-U.S. companies.

Select Ten United Kingdom Portfolio
The ten highest dividend-yielding stocks of the Financial Times Ordinary Share Index (FT Index).

Year-Ahead International Portfolio
International stocks recommended by Merrill Lynch Research from a variety of non-U.S. countries.

SECTOR EQUITIES

Biotechnology Portfolio
Capital appreciation by investing in stocks selected by Merrill Lynch Research within the Biotechnology sector.

Cohen & Steers Realty Majors Portfolio
29 REITs which Cohen & Steers considers to be leaders in the industry.

Defined Technology Portfolio
Seeks to outperform the Merrill Lynch 100 Technology Index by reweighting stocks in the index.

Financial Portfolio
Financial stocks selected by Merrill Lynch Research as among the most attractive.

Health Care Trust (Pharmaceutical & Biotechnology Portfolio) 31 stocks which seek to capitalize on the innovations in the Pharmaceutical and Biotechnology sectors.

Real Estate Income Fund
Portfolio of REITs, diversified both geographically and by sector. Cohen & Steers consults on the portfolio selection.

Tele-Global Trust
Global telecommunications companies that Defined Funds Research believes to be well-positioned for growth.

Utility Portfolio
U.S. electric utility stocks with strong dividend history.

FIXED-INCOME

Municipal Investment Trusts/Defined Municipal Funds

National Series
Diverse bond portfolios, income exempt from regular federal income taxes.++

State Series
Bonds from one state, offering double or possibly triple tax-free income.

Insured Series
AAA rated. Federal tax-free income.++ Portfolio bonds are guaranteed against credit risk, but not market risk.+++

Insured Taxable Series
AAA rated. Diversified portfolio bonds are guaranteed against credit risk, but not market risk.+++

Corporate Income Funds

Insured
AAA rated. Diversified portfolio of corporate bonds. Insured against credit risk.+++

Intermediate
Diversified quality corporate bonds rated A or better.

Long Term
Diversified corporate bonds rated A or better.

Government Securities Income Funds

5 & 10 Year Laddered Treasury Trust
AAA rated portfolios of Treasury notes with laddered maturities.

U.S. Treasury Strategy Trust
AAA rated laddered portfolios of medium-term interest-bearing U.S. Treasuries.

GNMA Series
AAA rated portfolios of Ginnie Mae mortgage-backed securities.

* Dow Jones & Company, Inc., owner of the name "Dow Jones Industrial Average," is unaffiliated with, and did not participate in the creation of the Portfolios or the selection of their stocks, and has neither reviewed nor approved any information in this brochure or the prospectus relating to the Portfolios.

+ "Standard & Poor's," "S&P," "S&P 500," "S&P MidCap" and the "S&P Industrial Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Defined Asset Funds. The Portfolios are not sponsored, managed, sold or promoted by Standard & Poor's.

++ Some of the income in the Intermediate Series and all the income in the AMT
   Series may be subject to federal alternative minimum tax. Income may also be subject to state and local taxes.

+++Insurance does not remove market risk.

EQUITY PORTFOLIOS

                                                           INVESTMENT                                     SELECTION
                                      TERM OF FUND            GOAL        PORTFOLIO STYLE                METHODOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC
Baby Boomer Portfolio                    1 Year                X          BALANCED                       FUNDAMENTAL
(Accumulating Assets)                                                                                    RESEARCH
Baby Boomer Portfolio                    1 Year                ^          GROWTH                         FUNDAMENTAL
(Adding Growth)                                                                                          RESEARCH
Baby Boomer Portfolio                    1 Year                X          BALANCED                       FUNDAMENTAL
(Adding Income)                                                                                          RESEARCH
Biotechnology Portfolio                 2 Years                ^          SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH
Cohen & Steers Realty                   3 Years                X          SECTOR                         FUNDAMENTAL
Majors Portfolio                                                                                         RESEARCH
Defined Technology                       1 Year                ^          SECTOR                         QUANTITATIVE
Portfolio                                                                                                RESEARCH
Financial Portfolio                     2 Years                ^          SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH
Health Care Trust                       2 Years                ^          SECTOR                         FUNDAMENTAL
(Pharmaceutical &                                                                                        RESEARCH
Biotechnology)
Large-Cap Growth Portfolio               1 Year                ^          LARGE CAP GROWTH               QUANTITATIVE
                                                                                                         RESEARCH
Low Five Portfolio*                   5 1/2 Years              ^          LARGE CAP/CAPITAL              QUANTITATIVE
                                                                          PRESERVATION                   RESEARCH
Premier American Portfolio              2 Years                ^          LARGE CAP GROWTH               FUNDAMENTAL
                                                                                                         RESEARCH
Principled Values Portfolio              1 Year                ^          LARGE CAP GROWTH               QUANTITATIVE
                                                                                                         RESEARCH
Real Estate Income Fund                 2 Years                X          SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH
Select Growth Portfolio                  1 Year                ^          MID CAP GROWTH                 QUANTITATIVE
                                                                                                         RESEARCH
Select S&P Industrial                    1 Year                X          GROWTH & VALUE                 QUANTITATIVE
Portfolio                                                                                                RESEARCH
Select Standard & Poor's                2 Years                ^          LARGE CAP                      QUANTITATIVE
Industry Turnaround                                                                                      RESEARCH
Portfolio
Select Standard & Poor's                 1 Year                ^          LARGE CAP GROWTH               QUANTITATIVE
Intrinsic Value Portfolio                                                                                RESEARCH
Select Ten Portfolio (DJIA)              1 Year                X          LARGE CAP VALUE                QUANTITATIVE
                                                                                                         RESEARCH
S&P 500 Trust                          Perpetual               ^          LARGE CAP                      INDEX
S&P MidCap Trust                       Perpetual               ^          MID CAP                        INDEX





                                       8




                                                           INVESTMENT                                     SELECTION
                                      TERM OF FUND            GOAL        PORTFOLIO STYLE                METHODOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
Utility Portfolio                       2 Years                X          SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH
Western Premier Portfolio               2 Years                ^          LARGE CAP GROWTH               FUNDAMENTAL
                                                                                                         RESEARCH
Year-Ahead Domestic                      1 Year                ^          LARGE CAP GROWTH               FUNDAMENTAL
Portfolio                                                                                                RESEARCH
INTERNATIONAL
European Monetary Union                 2 Years                ^          INTERNATIONAL                  FUNDAMENTAL
Portfolio                                                                                                RESEARCH
Premier World Portfolio                 2 Years                ^          INTERNATIONAL                  FUNDAMENTAL
                                                                                                         RESEARCH
Select Ten United Kingdom                1 Year                ^          INTERNATIONAL                  QUANTITATIVE
Portfolio                                                                                                RESEARCH
Tele-Global Trust (Global)               2 Years               ^          SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH
Year-Ahead International                 1 Year                ^          INTERNATIONAL                  FUNDAMENTAL
Portfolio                                                                                                RESEARCH

FIXED-INCOME PORTFOLIOS
                                        AVERAGE            INVESTMENT                                     SELECTION
                                        MATURITY              GOAL        PORTFOLIO STYLE                METHODOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE INCOME FUNDS
Insured Corporate Income                30 Years               $          CAPITAL                        FUNDAMENTAL
Funds                                                                     PRESERVATION                   RESEARCH
Long Term Corporate                     30 Years               $          N/A                            FUNDAMENTAL
Income Funds                                                                                             RESEARCH
Intermediate Corporate                  10 Years               $          N/A                            FUNDAMENTAL
Income Funds                                                                                             RESEARCH
GOVERNMENT SECURITIES INCOME FUNDS
U. S. Treasury Strategy                 21 Years               $          CAPITAL                        N/A
Trust                                                                     PRESERVATION
GNMA Series                             12 Years               $          CAPITAL                        N/A
                                                                          PRESERVATION
10 Year Laddered Trust                  10 Years               $          CAPITAL                        N/A
                                                                          PRESERVATION
5 Year Laddered Trust                    5 Years               $          CAPITAL                        N/A
                                                                          PRESERVATION





                                       9




                                        AVERAGE            INVESTMENT                                     SELECTION
                                        MATURITY              GOAL        PORTFOLIO STYLE                METHODOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL FUNDS
Municipal Investment Trust           20 to 35 Years            $          CAPITAL                        FUNDAMENTAL
Insured Series                                                            PRESERVATION                   RESEARCH
Municipal Investment Trust           15 to 30 Years            $          N/A                            FUNDAMENTAL
National Series                                                                                          RESEARCH
Municipal Investment Trust           20 to 35 Years            $          N/A                            FUNDAMENTAL
State Series                                                                                             RESEARCH
Municipal Investment Trust           12 to 17 Years            $          N/A                            FUNDAMENTAL
Investment Grade Series                                                                                  RESEARCH
Municipal Defined Funds              15 to 30 Years            $          N/A                            FUNDAMENTAL
                                                                                                         RESEARCH
Municipal Investment Trust           10 to 13 Years            $          N/A                            FUNDAMENTAL
Intermediate State Series                                                                                RESEARCH
Municipal Investment Trust           5 or 10 Years             $          N/A                            FUNDAMENTAL
Intermediate 5 & 10 Year                                                                                 RESEARCH
Series

* Features call options, rather than the equities, representing five DJIA stocks. The price of the fund is based on the price of the underlying stocks.

Defined Asset Funds offers a wide diversity of Portfolios in order to provide a balance of opportunities to meet each individual's investment goals. The charts on the opposite page indicate a Portfolio's suitability to your investment goal and portfolio style as described below.

INVESTMENT GOAL

$    INCOME
     Provides periodic cash disbursements for current income or reinvestment.

X    INCOME & GROWTH
     Provides a combination of both dividends and potential appreciation in value of investment.

^    CAPITAL APPRECIATION
     Potential appreciation in value of investment.

VALUE AND GROWTH DEFINED

[Graphic representation of various portfolios plotted on a rectangle, positioned as they relate to Large Cap vs. Small Cap, and Value vs. Growth. The following is a basic representation of the positions of the portfolios on the rectangle:

                       LARGE CAP
-------------------------------------------------------------------------------
VALUE     SELECT     S&P INDUSTRIAL     BABY BOOM            GROWTH
          TEN                           ECONOMY
                                        PORTFOLIOS

                                        LARGE-CAP
                                        GROWTH
                     S&P 500 TRUST
                                        PREMIER
                                        AMERICAN

                                        YEAR-AHEAD
                                        DOMESTIC
                     S&P MIDCAP
                     TRUST
                                        SELECT
                                        GROWTH
                     SMALL CAP

The background of the rectangle consists of skyscrapers and a fluctuating line graph.]

SECTOR PORTFOLIOS
o    Biotechnology
o    Cohen & Steers Realty Majors(SM)
o    Concept Series Healthcare 4
o    Concept Series Tele-Global 5
o    Defined Technology
o    Financial

INTERNATIONAL PORTFOLIOS
o    European Monetary Unit
o    Premier World
o    Select Ten United Kingdom
o    Year-Ahead International

PORTFOLIO STYLE

GROWTH
Portfolio focuses on companies with better than average expected growth in earnings.

LARGE CAP GROWTH
Portfolio focuses on large companies with better than average expected growth in earnings.

MID CAP GROWTH
Portfolio focuses on mid-size companies with better than average expected growth in earnings.

GROWTH & VALUE
Portfolio focuses on better than average expected growth in earnings and also considers the relative price level of securities.

LARGE CAP VALUE
Portfolio focuses on large companies that may appear undervalued.

INTERNATIONAL
Portfolio focuses on companies based outside the United States.

SECTOR
Portfolio focuses on a specific industry such as Technology or Utility.

CAPITAL PRESERVATION
Value of initial investment is preserved if fund is held to maturity.

BALANCED
Portfolio consists of both equity and fixed income components.

EQUITIES

The Select Series includes portfolios that invest in specific strategies. Several portfolios in the Select Series are based on well-known indices. Each portfolio has a one-year maturity. You can choose to roll your assets each year, if a new fund is available. Past performance is no guarantee of future results.

Performance From Inception Through March 31, 1999

                                                       AVERAGE                 MOST RECENTLY
                                        CUMULATIVE     ANNUAL               COMPLETED PORTFOLIO
                          INCEPTION        TOTAL        TOTAL
                            DATE          RETURN       RETURN       Offer to End Date        Return
-------------------------------------------------------------------------------------------------------
SELECT TEN PORTFOLIOS - DJIA
Series B                   5/17/91        202.65%       15.10%       5/27/97-6/30/98         11.29%
Series A                    1/3/92        158.09        13.98         1/28/98-3/5/99          5.33
Series C                    9/1/92        202.90        18.34       9/22/97-10/23/98          6.79
Series 3                   7/22/96         56.31        18.06        7/28/97-8/28/98          1.59
Series 5                   11/1/96         32.31        12.31      11/10/97-12/18/98          6.66
Series J                    1/2/97         21.90         9.24          1/6/98-2/8/99          8.80
Series 1                   2/25/97         15.35         7.06        2/25/97-3/27/98         19.38
Series 2                   4/28/97         24.49        12.06         4/28/97-6/5/98         24.49
Series 4                    9/3/97         14.24         8.84         9/3/97-10/2/98          2.02
SELECT S&P INDUSTRIAL PORTFOLIOS
Series A                   1/22/97         31.48%       13.34%        2/9/98-3/19/99          5.92%
Series B                   2/24/97         31.36        13.90        2/24/97-4/24/98         22.96
Series C                   4/21/97         45.37        21.24        4/21/97-5/22/98         35.59
Series D                    6/9/97         22.85        12.05         6/9/97-7/17/98         19.39
Series E                   7/21/97         17.12         9.78        7/21/97-8/21/98          8.25
Series F                    9/8/97         19.32        12.00         9/8/97-10/2/98          9.95
Series G                  10/20/97          8.61         5.89       10/20/97-12/4/98         14.22
Series H                   12/2/97          7.24         5.41         12/2/97-1/8/99         17.47
Series J                    1/8/98          5.41         4.39          1/8/98-2/8/99         10.13
SELECT GROWTH PORTFOLIOS
Series A                   2/14/95        127.42%       22.04%       2/17/98-3/19/99         26.37%
Series B                    6/6/95         53.89        11.95        5/12/97-6/19/98         32.10
Series C                    8/1/95        -17.90        -5.24        8/18/97-9/18/98        -23.74

                                                       AVERAGE                 MOST RECENTLY
                                        CUMULATIVE     ANNUAL               COMPLETED PORTFOLIO
                          INCEPTION        TOTAL        TOTAL
                            DATE          RETURN       RETURN       Offer to End Date        Return
-------------------------------------------------------------------------------------------------------
Series D                   11/1/95         18.56         5.11      11/17/97-12/18/97         -28.98
SELECT STANDARD & POOR'S INTRINSIC VALUE PORTFOLIOS
Series C                  11/21/96         28.79%       11.34%       12/3/97-1/15/99          13.15%
Series A                    4/2/97         51.76        23.26         4/2/97-5/15/98          32.93
Series B                    8/6/97          1.76         1.06          8/6/97-9/2/98          -8.51
SELECT TEN UNITED KINGDOM PORTFOLIOS
Series B                   6/21/93         64.93%        9.05%       5/27/97-6/30/98          31.56%
Series C                   9/28/93         60.73         9.00       9/22/97-10/23/98           3.85
Series A                    1/5/94         36.60         6.14         1/28/98-3/5/99           4.95
Series 3                   7/22/96         49.84        16.22        7/28/97-8/28/98          19.78
Series 5                   11/1/96         35.82        13.54      11/10/97-12/18/98           6.98
Series 1                   2/25/97         34.53        15.23        2/25/97-3/27/98          29.25

Average Annual Total Return differs from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on annual rollovers and different performance periods.


Growth of $10,000 in the Select Ten Portfolio Series B

5/17/91-3/31/99

[A bar graph shows the cumulative annual performance from 5/17/91 through 3/31/99. The horizontal (X) axis shows the cumulative annual performance by year, from 5/17/91 through 3/31/99. The vertical (Y) axis reflects the dollar amount value for each year from 5/17/91 through 3/31/99.]


DATE              VALUE
5/17/91           $10,000
5/5/92             11,312
5/5/93             12,093
5/6/94             13,014
5/11/95            15,830
5/20/96            20,878
5/27/97            26,688
6/1/98             30,878
3/31/99            30,265

NOTE: Above returns represent price changes plus dividends reinvested and reflect the maximum applicable sales charge and expenses.

Equity Prices can be tracked weekly in Barron's.

EQUITIES

Performance For Periods Ending March 31, 1999

                                                                                                      SINCE INCEPTION DATE
                                                   INCEPTION        END             1 YEAR                           AVG. ANN.
                                                     DATE           DATE         TTL. RETURN        TTL. RTN.           RTN.
---------------------------------------------------------------------------------------------------------------------------------
DOMESTIC
 Index Trusts     5YR. TTL. RTN     5YR. AAR
S&P 500 Trust 1       209.23%         25.31%        5/26/83         N/A             15.84%           470.06%*          18.50%*
S&P 500 Trust 2       211.02          25.46         2/19/92         N/A             15.74            257.37            19.60
S&P MidCap Trust      121.68          17.25         2/19/92         N/A             -1.94            159.34            14.33
S&P Industry Turnaround Portfolios+
Industry Turnaround Series 1                       11/21/97         N/A             -7.89              2.17             1.60
Industry Turnaround Series 2                         4/3/98         N/A              N/A             -17.66             N/A
Industry Turnaround Series 3                        9/16/98         N/A              N/A               2.39             N/A
Premier American Portfolios
Blue Chip Series 3                                  8/22/95         N/A              5.61            112.55            23.24
Blue Chip Series 4                                   1/8/97         N/A              4.59             61.91            24.19
Blue Chip Series 5                                   4/2/98         N/A              N/A               4.16             N/A
Blue Chip Series 6                                  9/11/98         N/A              N/A              16.77             N/A
Western
Western Premier Portfolio Series 1                   2/5/98         N/A             35.97             47.24            40.08
Year-Ahead
Year-Ahead Domestic Series 99A                     12/11/98         N/A              N/A               0.26             N/A
INTERNATIONAL
Europe
European Monetary Union Portfolio Series 1          5/13/98         N/A              N/A               1.64%            N/A
International
Premier World Portfolio Series 1                     8/7/97         N/A             11.20%            31.70            18.20%
Premier World Portfolio Series 2                     8/3/98         N/A              N/A              -0.18             N/A
Year-Ahead International Series 99A                12/11/98         N/A              N/A               9.74             N/A
SECTOR
Financial
Financial Focus Portfolio Series 1                  9/17/97         N/A            -17.85%            -2.74%           -1.79%
Financial Focus Portfolio Series 2                   4/9/98         N/A              N/A             -20.20             N/A
Health Care
Health Care Trust Series 2                          1/24/95       3/31/99            N/A             129.46            21.96
Health Care Focus Series 3                           4/9/98         N/A              N/A              -9.18             N/A
Real Estate
Cohen & Steers Realty Majors Portfolio              4/23/98         N/A              N/A             -12.68             N/A





                                       17




Real Estate Income Fund Series 2                    6/25/96         N/A            -14.88             26.63             8.92
Real Estate Income Fund Series 3                   10/30/98         N/A              N/A              -9.58             N/A
Socially Responsible
Principled Values Portfolio Series 1                 1/8/98       2/19/99            N/A              23.05            20.47
Principled Values Portfolio Series 2                6/11/98         N/A              N/A               7.84             N/A
Telecommunication
Tele-Global Trust Series 2                          2/14/96         N/A             55.97            146.49            33.45
Tele-Global Trust Series 3                           2/6/98         N/A             37.91             60.76            51.37
Tele-Global Trust Series 4                          8/13/98         N/A              N/A              26.16             N/A
Technology
Technology Portfolio Series 1                       8/25/98         N/A              N/A              47.64             N/A
Utilities                5YR. TTL. RTN  5YR. AAR
14th Utility Stock Series    51.92%        8.72%    10/5/89         N/A            -14.92            128.10             9.08
15th Utility Stock Series    48.75         8.26      6/4/92         N/A            -15.96             62.35             7.36
Utility Portfolio Series 1    N/A          N/A      6/18/98         N/A              N/A             -11.71             N/A
Utility Portfolio Series 2    N/A          N/A      12/1/98         N/A              N/A             -14.59             N/A

Past Performance is no guarantee of future results.

Return figures represent price changes plus reinvestment of income and principal distributions (net of all fund expenses and maximum sales charges), divided by the initial public offering price.

*    These figures represent latest ten years rather than since inception.
+    S&P Industry Turnaround Portfolios are part of the Select family of funds.

FIXED-INCOME
For Periods Ending March 31, 1999 (reflecting all expenses)

                                           1 YEAR TOTAL               5 YEAR TOTAL
                                           RETURN                     RETURN
-------------------------------------------------------------------------------------------
MUNICIPAL FUNDS
-------------------------------------------------------------------------------------------
                                           WITHOUT      WITH          WITHOUT       WITH
                                           SALES        SALES         SALES         SALES
                                           CHARGE       CHARGE        CHARGE        CHARGE
-------------------------------------------------------------------------------------------
Long Term Series               HIGH          7.23%       4.19%         52.20%        43.91%
(2/4/88-9/26/96)*              AVG.          5.23        2.00          38.60         32.09
                               LOW           2.93       -1.01          29.16         23.11
Number of Funds/Average Sales Fee in Sample         107/3.22%                      72/4.99%

Long-Intermediate Term Series  HIGH          7.20        6.42          41.44         35.20
(10-Year)*                     AVG.          5.35        3.07          36.70         31.51
 (8/9/88-10/18/96)             LOW           2.71        1.45          33.28         28.27
Number of Funds/Average Sales Fee in Sample          69/2.25%                      47/4.01%

Insured Series                 HIGH          7.02        4.22          51.39         43.17
(1/5/88-10/17/96)*             AVG.          5.38        2.01          38.66         31.89
                               LOW           2.98       -0.65          28.13         23.18
Number of Funds/Average Sales Fee in Sample         104/3.35%                      69/5.19%

Short-Intermediate Term Series HIGH          5.46       3.61           32.99         28.51
(5-Year)                       AVG.          4.43       3.08           30.68         26.47
 (3/11/92-10/3/96)*            LOW           3.58       2.53           28.33         24.23
Number of Funds/Average Sales Fee in Sample          40/1.33%                      21/3.36%


                                                 5 YEAR AVG. ANNUAL           10 YEAR TOTAL             10 YEAR AVG.
                                                 RETURN                       RETURN                    ANNUAL RETURN
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                 WITHOUT       WITH           WITHOUT       WITH        WITHOUT      WITH
                                                 SALES         SALES          SALES         SALES       SALES        SALES
                                                 CHARGE        CHARGE         CHARGE        CHARGE      CHARGE       CHARGE
------------------------------------------------------------------------------------------------------------------------------
Long Term Series               HIGH               8.76%         7.55%         111.67%       100.22%       7.78%        7.19%
(2/4/88-9/26/96)*              AVG.               6.72          5.71          107.85         96.60        7.59         6.99
                               LOW                5.25          4.24          103.35         92.35        7.35         6.76
Number of Funds/Average Sales Fee in Sample                  72/4.99%                      15/5.82%                 15/5.82%

Long-Intermediate Term Series  HIGH               7.18          6.21            N/A         N/A           N/A          N/A
(10-Year)*                     AVG.               6.45          5.63            N/A         N/A           N/A
 (8/9/88-10/18/96)             LOW                5.91          5.10            N/A         N/A           N/A
Number of Funds/Average Sales Fee in Sample                  47/4.01%                       N/A

Insured Series                 HIGH              8.64           7.44          107.65        96.36         7.58         6.98
(1/5/88-10/17/96)*             AVG.              6.73           5.67          104.44        93.37         7.41         6.81
                               LOW               5.08           4.26          102.29        91.37         7.30         6.70
Number of Funds/Average Sales Fee in Sample                 69/5.19%                        7/5.82%                   7/5.82%

Short-Intermediate Term Series HIGH              5.86           5.14            N/A         N/A           N/A           N/A
(5-Year)                       AVG.              5.49           4.81            N/A         N/A           N/A           N/A
 (3/11/92-10/3/96)*            LOW               5.11           4.43            N/A         N/A           N/A           N/A
Number of Funds/Average Sales Fee in Sample                 21/3.36%                        N/A                         N/A


                                       19




-------------------------------------------------------------------------------------------
STATE FUNDS
-------------------------------------------------------------------------------------------
                                           WITHOUT      WITH          WITHOUT       WITH
                                           SALES        SALES         SALES         SALES
                                           CHARGE       CHARGE        CHARGE        CHARGE
-------------------------------------------------------------------------------------------
California Series             HIGH           7.61%       4.57%         52.67%        44.39%
 (6/22/88-9/27/96)*           AVG.           5.52        2.32          38.48         31.82
                              LOW            3.11        0.40          28.28         23.29
Number of Funds/Average Sales Fee in Sample          101/3.18%                     67/5.10%

Florida Series                HIGH           7.59        4.94          51.18         42.95
 (4/20/88-9/13/96)*           AVG.           5.45        2.24          38.25         31.57
                              LOW            3.15       -0.66          29.33         23.99
Number of Funds/Average Sales Fee in Sample           87/3.19%                     62/5.13%

New Jersey Series             HIGH           7.45        5.83          48.61         40.54
 (3/30/88-9/19/96)*           AVG.           5.53        2.55          36.87         30.25
                              LOW            3.51        0.51          28.79         22.83
Number of Funds/Average Sales Fee in Sample           94/2.96%                     71/5.14%

New York Series (1/14/88-     HIGH           7.65        5.38          49.94         41.79
10/16/96)*                    AVG.           5.49        2.37          36.03         29.74
                              LOW            3.37       -0.98          28.39         23.05
Number of Funds/Average Sales Fee in Sample          152/3.11%                    104/4.90%

Pennsylvania Series           HIGH           7.57        3.65          50.42         42.23
 (5/19/88-9/13/96)*           AVG.           5.22        2.17          37.01         30.49
                              LOW            1.23       -0.52          27.55         21.47
Number of Funds/Average Sales Fee in Sample           91/3.03%                     67/5.04%


------------------------------------------------------------------------------------------------------------------------------
STATE FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                 WITHOUT       WITH            WITHOUT      WITH       WITHOUT      WITH
                                                 SALES         SALES           SALES        SALES      SALES        SALES
                                                 CHARGE        CHARGE          CHARGE       CHARGE     CHARGE       CHARGE
------------------------------------------------------------------------------------------------------------------------------
California Series             HIGH                8.82%         7.62%           N/A           N/A         N/A         N/A
 (6/22/88-9/27/96)*           AVG.                6.70          5.66            N/A           N/A         N/A         N/A
                              LOW                 5.10          4.27            N/A           N/A         N/A         N/A
Number of Funds/Average Sales Fee in Sample                  67/5.10%                         N/A                     N/A

Florida Series                HIGH                8.61          7.40       107.13        95.93         7.55         6.95
 (4/20/88-9/13/96)*           AVG.                6.67          5.62       103.98        92.92         7.39         6.79
                              LOW                 5.28          4.39       102.49        91.54         7.31         6.71
Number of Funds/Average Sales Fee in Sample                  62/5.13%                   4/5.82%                   4/5.82%

New Jersey Series             HIGH                8.24          7.04       106.51        95.33         7.52         6.92
 (3/30/88-9/19/96)*           AVG.                6.46          5.41       104.20        93.15         7.40         6.80
                              LOW                 5.19          4.20       102.91        91.94         7.33         6.73
Number of Funds/Average Sales Fee in Sample                  71/5.14%                   7/5.82%                   7/5.82%

New York Series (1/14/88-     HIGH                8.43          7.23       116.71       104.99         8.04         7.44
10/16/96)*                    AVG.                6.33          5.33       111.27        99.93         7.76         7.17
                              LOW                 5.12          4.23       107.99        96.75         7.56         7.00
Number of Funds/Average Sales Fee in Sample                 104/4.90%                  22/5.77%                  22/5.77%

Pennsylvania Series           HIGH                8.50          7.30       107.35        96.44         7.56         6.98
 (5/19/88-9/13/96)*           AVG.                6.47          5.45       106.32        95.40         7.51         6.92
                              LOW                 4.98          3.96       104.45        93.40         7.41         6.81
Number of Funds/Average Sales Fee in Sample                  67/5.04%                   8/5.68%                   8/5.68%


                                       20




-------------------------------------------------------------------------------------------
CORPORATE FUNDS
-------------------------------------------------------------------------------------------
                                           WITHOUT      WITH          WITHOUT       WITH
                                           SALES        SALES         SALES         SALES
                                           CHARGE       CHARGE        CHARGE        CHARGE
-------------------------------------------------------------------------------------------
Long Term Series              HIGH          6.32%        1.18%        55.10%        48.02%
 (11/2/88-10/1/96)*           AVG.          4.72        -0.84         47.17         39.47
                              LOW          -0.11        -5.34         38.19         31.54
Number of Funds/Average Sales Fee in Sample           31/5.72%                    24/5.67%

Intermediate Series           HIGH          8.04         2.99         51.32         44.87
(6/27/90-4/9/96)*             AVG.          6.74         1.75         46.76         39.96
                              LOW           4.02        -0.79         42.04         35.43
Number of Funds/Average Sales Fee in Sample           32/4.99%                   23/4.95%

Insured Series                HIGH          6.93         2.65         55.97         48.07
 (5/23/91-8/7/96)*            AVG.          5.56         0.03         49.29         41.36
                              LOW           3.78        -0.99         41.50         33.89
Number of Funds/Average Sales Fee in Sample           19/5.62%                    13/5.73%


------------------------------------------------------------------------------------------------------------------------------
CORPORATE FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                 WITHOUT       WITH            WITHOUT      WITH       WITHOUT      WITH
                                                 SALES         SALES           SALES        SALES      SALES        SALES
                                                 CHARGE        CHARGE          CHARGE       CHARGE     CHARGE       CHARGE
------------------------------------------------------------------------------------------------------------------------------
Long Term Series              HIGH                9.17%         8.15%           N/A           N/A         N/A         N/A
 (11/2/88-10/1/96)*           AVG.                8.02          6.86            N/A           N/A         N/A         N/A
                              LOW                 6.68          5.63            N/A           N/A         N/A         N/A
Number of Funds/Average Sales Fee in Sample                  24/5.67%                         N/A                     N/A

Intermediate Series           HIGH                8.63          7.69            N/A           N/A         N/A         N/A
(6/27/90-4/9/96)*             AVG.                7.97          6.95            N/A           N/A         N/A         N/A
                              LOW                 7.27          6.25            N/A           N/A         N/A         N/A
Number of Funds/Average Sales Fee in Sample                  23/4.95%                         N/A                     N/A

Insured Series                HIGH                9.29          8.16            N/A           N/A         N/A         N/A
 (5/23/91-8/7/96)*            AVG.                8.33          7.15            N/A           N/A         N/A         N/A
                              LOW                 7.19          6.01            N/A           N/A         N/A         N/A
Number of Funds/Average Sales Fee in Sample                  13/5.73%                         N/A                     N/A


Past performance is no guarantee of future results. Total Return figures represent price changes plus distributions reinvested in the related Investment Accumulation Program, divided by net asset value (for calculations without sales charge) and by the initial public offering price (for calculations with sales charge). High figures represent the individual series with the highest performance among these series. Low figures represent the series with the lowest performance and average figures are the aggregate performance of all series divided by the number of those series. The sales charge for these series was reduced in August 1998. The average sales charge included in these figures will be stated in prospectuses for the new series.

* Inception dates included in average figure. Series terminated prior to 3/31/99 are not included.

The following are important facts to keep in mind when considering these investments.

Please read them carefully before you invest or send money.

There can be no assurance that any Portfolio will meet its objective.

Equity Portfolios are designed for investors who can assume the risks associated with equity investments, and may not be appropriate for those seeking capital preservation or high current income.

Several Portfolios are composed of aggressive growth stocks that are subject to extreme price volatility. These Portfolios may be considered speculative.

No single Defined Asset Fund should be considered a complete investment program.

The value of your investment fluctuates with the prices of the securities held by the Fund. The amount you receive when you sell may be more or less than your original cost. Security prices depend, among other factors, on the financial condition of the issuer and general market factors. Bond prices vary inversely with changes in interest rates; even on government and insured bonds, while credit risk is minimal, market risk remains.

Except for regular federal income tax (and in some cases state and local personal income taxes) on Municipal Funds, income and any gain is subject to tax each year, whether or not these amounts are reinvested.

EQUITY INVESTOR FUNDS

Concept Series

Baby Boom Economy Portfolios
Health Care Trust
 (Pharmaceutical & Biotechnology Portfolio)
Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio
Western Premier Portfolio

Select Series

Defined Technology PortfolioSM

Principled Values PortfolioSM
Select Growth Portfolio
Select Large-Cap Growth Portfolio
Select S&P Industrial Portfolio
Select Standard & Poor's Industry Turnaround Portfolio
Select Standard & Poor's Intrinsic Value Portfolio
Select Ten Portfolio (DJIA)
United Kingdom Portfolio (Financial Times Index)

Focus Series

European Monetary Union Portfolio
Financial Portfolio
Year-Ahead Domestic Portfolio
Year-Ahead International Portfolio

Index Series

S&P 500 Trust
S&P MidCap Trust

FIXED-INCOME FUNDS

Corporate Funds
Government Funds
Municipal Funds

Defined Asset FundsSM
Buy With Knowledge o Hold With Confidence

A prospectus containing more complete information on any Defined Asset Fund including sales charges, expenses and risks is available. Please read it carefully before you invest or send money.

Your Financial Consultant will be happy to answer any questions you may have.

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

32700BR-5/99

(C) 1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Member SIPC.